Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Expenses, Supplemental Cash Flow Information, Weighted Average Remaining Terms, and Weighted Average Discount Rates

The components of lease expenses were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Operating lease cost	$468	$361

Finance lease cost:
Amortization of right-of-use assets	$114	$132
Interest on lease liabilities	7	20

Total finance lease cost	$121	$152

Supplemental cash flow information related to leases was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$435	$371
Financing cash used in finance leases	150	214
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,637	—
Finance leases	—	—

Weighted average remaining terms were as follows:

	March 31, 2021	December 31, 2020
Weighted average remaining lease term
Operating Leases	4.07 years	3.64 years
Finance Leases	0.96 years	1.05 years

Weighted average discount rates were as follows:

	March 31, 2021	December 31, 2020
Weighted average discount rate
Operating Leases	7.3%	6.9%
Finance Leases	7.6%	7.6%

The components of lease expenses were as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
Operating lease cost	$1,515	$—	$—

Finance lease cost:
Amortization of right-of-use assets	$534	$522	$465
Interest on lease liabilities	59	119	115

Total finance lease cost	$593	$641	$580

Supplemental cash flow information related to leases was as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$1,608	$—	$—
Financing cash used in finance leases	810	1,022	932
Right of use assets obtained in exchange for lease obligations:
Operating leases	997	—	—
Finance leases	74	—	—

Supplemental balance sheet information related to leases was as follows (in thousands):

	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$3,858	$—

Operating lease liabilities:
Operating lease	$1,353	$—
Operating lease liabilities—less current portion	3,088	—

Total operating lease liabilities	$4,441	$—

Finance leases
Property and equipment, gross	$2,182	$1,953
Less: accumulated depreciation and amortization	(1,159)	(664)

Property and equipment, net	$1,023	$1,289

Finance lease liabilities:
Finance leases	$392	$739
Finance lease liabilities—less current portion	38	368

Total finance lease liabilities	$430	$1,107

Weighted average remaining terms were as follows:

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	3.64 years	3.87 years
Finance leases	1.05 years	1.55 years

Weighted average discount rates were as follows:

	December 31,	December 31,
	2020	2019
Weighted average discount rate
Operating leases	6.9%	—
Finance leases	7.6%	7.5%

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows (in thousands):

	March 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$6,119	$3,858

Operating lease liabilities:
Operating lease liabilities—current	$1,669	$1,353
Operating lease liabilities—less current portion	4,985	3,088

Total operating lease liabilities	$6,654	$4,441

Finance Leases
Property and equipment, gross	$2,182	$2,182
Less: accumulated depreciation and amortization	(1,274)	(1,159)

Property and equipment, net	$908	$1,023

Finance lease liabilities:
Finance lease liabilities—current	$256	$392
Finance lease liabilities—less current portion	31	38

Total finance lease liabilities	$287	$430

The impact of the adoption of ASC 842 on select consolidated balance sheet line items, was as follows (in thousands):

	As Reported 12/31/2019	Adoption of ASC 842	As Adjusted 1/1/2020
Assets:
Operating lease right-of-use assets	$—	$4,023	$4,023
Liabilities:
Operating lease liabilities	—	1,247	1,247
Operating lease liabilities – net of current portion	—	3,478	3,478

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows (in thousands):

As of March 31, 2021	Operating Leases	Finance Leases
Remaining 2021	$1,557	$259
2022	2,157	28
2023	1,735	12
2024	1,023	—
2025	851	—
2026 and beyond	390	—

Total lease payments	7,713	299
Less: imputed interest	(1,059)	(12)

Total	$6,654	$287

Maturities of lease liabilities were as follows (in thousands):

As of December 31, 2020	Operating Leases	Finance Leases
2021	$1,596	$408
2022	1,546	28
2023	1,093	12
2024	349	—
2025 and beyond	415

Total lease payments	4,999	448
Less: imputed interest	(558)	(18)

Total	$4,441	$430